UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-06190)

Exact name of registrant as specified in charter:	Putnam International Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2011

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments:

Putnam International Equity Fund

The fund's portfolio
9/30/10 (Unaudited)

COMMON STOCKS (97.2%)(a)
	Shares	Value

Australia (1.7%)
Qantas Airways, Ltd. (NON)	4,722,166	$12,740,073
Telstra Corp., Ltd.	5,078,451	12,866,459
		25,606,532

Belgium (1.4%)
Anheuser-Busch InBev NV	351,750	20,703,568
		20,703,568

Brazil (1.0%)
Petroleo Brasileiro SA ADR (Preference) (S)	471,838	15,485,723
		15,485,723

Canada (4.2%)
Agrium, Inc.	193,160	14,510,024
National Bank of Canada	193,831	12,246,226
Nexen, Inc.	880,634	17,737,787
Teck Resources, Ltd. Class B	468,200	19,280,163
		63,774,200

China (9.3%)
Camelot Information Systems, Inc. ADR (NON)	114,050	2,003,859
China Construction Bank Corp.	17,372,000	15,225,143
China Ming Yang Wind Power Group, Ltd. ADS (NON)	171,847	2,405,858
China Mobile, Ltd.	2,454,000	25,128,763
China National Materials Co., Ltd.	13,203,000	10,992,786
China Power New Energy Development Co., Ltd. (NON)	1,616,000	160,374
China WindPower Group, Ltd. (NON)	54,010,000	6,125,753
Dongfeng Motor Group Co., Ltd.	8,040,000	16,455,428
Industrial & Commercial Bank of China	16,809,000	12,521,961
Lonking Holdings, Ltd.	5,996,000	6,058,712
PCD Stores, Ltd. (NON)	9,298,000	2,936,015
Ping An Insurance (Group) Co. of China, Ltd.	2,226,500	22,727,440
Renhe Commercial Holdings Co., Ltd.	18,416,000	3,441,644
Sohu.com, Inc. (NON) (S)	233,600	13,460,032
Trony Solar Holdings Co., Ltd.	1,029,000	596,802
		140,240,570

Denmark (0.5%)
D/S Norden	188,097	7,450,136
		7,450,136

France (12.3%)
Alstom SA	189,017	9,647,948
ArcelorMittal	119,166	3,927,169
AXA SA	879,759	15,390,452
BNP Paribas SA	489,046	34,801,730
Christian Dior SA	199,986	26,155,192
Sanofi-Aventis	568,052	37,870,859
Societe Generale	298,897	17,225,767
Technip SA	173,622	13,970,548
Total SA	528,500	27,253,641
		186,243,306

Germany (9.6%)
Biotest AG (Preference)	78,319	3,621,572
Deutsche Post AG	1,715,030	31,125,540
Henkel AG & Co. KGaA	310,656	16,695,762
Kabel Deutschland Holding AG (NON)	445,511	17,684,049
Lanxess AG	139,682	7,657,531
Metro AG	267,655	17,433,277
MTU Aero Engines Holding AG	306,527	17,529,604
Porsche Automobil Holding SE (Preference)	682,678	33,826,092
		145,573,427

Hong Kong (1.4%)
Longtop Financial Technologies Ltd. ADR (NON) (S)	172,800	6,799,680
Wharf (Holdings), Ltd.	2,119,000	13,628,063
		20,427,743

Ireland (2.9%)
Covidien PLC	233,109	9,368,651
Governor & Co. of The Bank of Ireland (The) (NON)	3,562,859	3,013,149
Irish Life & Permanent PLC (NON)	1,647,705	3,124,097
Kerry Group PLC Class A	324,832	11,402,846
WPP PLC	1,448,822	16,040,734
		42,949,477

Italy (2.3%)

Fiat SpA	982,246	15,166,906
Mediaset SpA	2,758,430	19,565,710
		34,732,616

Japan (20.1%)
Aisin Seiki Co., Ltd.	1,094,200	34,168,327
Astellas Pharma, Inc.	639,000	23,103,310
Fujitsu, Ltd.	2,911,000	20,456,242
Hitachi Construction Machinery Co., Ltd. (S)	356,000	7,705,720
Hoya Corp.	413,100	10,081,047
Japan Tobacco, Inc.	9,833	32,768,806
Mitsubishi Electric Corp.	1,055,000	9,083,703
Mitsui & Co., Ltd.	1,229,200	18,307,548
Mizuho Financial Group, Inc.	11,037,700	16,148,212
Nippon Telegraph & Telephone (NTT) Corp.	728,600	31,847,308
ORIX Corp.	358,320	27,414,337
Sankyo Co., Ltd.	281,100	14,899,412
Sumitomo Mitsui Financial Group, Inc.	286,400	8,352,618
Suzuken Co., Ltd.	510,100	16,901,383
Tokyo Gas Co., Ltd.	3,514,000	15,970,812
Toyo Suisan Kaisha, Ltd.	786,000	16,221,441
		303,430,226

Netherlands (1.6%)
AerCap Holdings NV (NON)	564,542	6,678,532
ING Groep NV (NON)	1,642,294	17,047,702
		23,726,234

Norway (0.7%)
DnB NOR ASA	740,396	10,088,976
		10,088,976

Russia (1.5%)
Mobile Telesystems ADR	363,700	7,721,351
Sberbank OJSC (NON)	5,486,392	15,389,330
		23,110,681

South Korea (0.7%)
Shinhan Financial Group Co., Ltd.	262,090	10,033,088
		10,033,088

Spain (3.2%)
Banco Bilbao Vizcaya Argentaria SA (BBVA)	458,572	6,195,727
Banco Santander Central Hispano SA	2,360,626	30,000,851
Endesa SA	473,876	12,691,879
		48,888,457

Switzerland (5.1%)
Nestle SA	751,941	40,104,031
Syngenta AG	69,655	17,329,480
Zurich Financial Services AG	83,375	19,562,185
		76,995,696

Taiwan (0.9%)
Taiwan Semiconductor Manufacturing Co., Ltd.	2,950,000	5,854,392
Wistron Corp.	4,388,000	8,005,890
		13,860,282

United Kingdom (15.6%)
BAE Systems PLC	1,988,147	10,695,069
Barclays PLC	3,669,163	17,275,754
BG Group PLC	1,496,918	26,312,505
Cairn Energy PLC (NON)	2,033,616	14,496,735
Compass Group PLC	1,130,661	9,426,403
GlaxoSmithKline PLC	1,823,378	35,948,070
International Power PLC	1,533,204	9,348,886
Kingfisher PLC	1,897,531	6,983,996
Reckitt Benckiser Group PLC	430,203	23,669,754
Rio Tinto PLC	459,785	26,887,020
Telecity Group PLC (NON)	1,006,465	7,837,373
TUI Travel PLC	2,157,121	7,268,210
Tullow Oil PLC	446,931	8,948,250
Vedanta Resources PLC (S)	221,399	7,532,892
Xstrata PLC	1,175,617	22,503,048
		235,133,965

United States (1.2%)
First Solar, Inc. (NON) (S)	48,000	7,072,800
XL Group PLC	495,800	10,739,058
		17,811,858
Total common stocks (cost $1,265,363,092)		$1,466,266,761

SENIOR LOANS (0.5%)(a)(c)
	Principal amount	Value

Visteon Corp. bank term loan FRN Ser. B, 5 1/4s, 2013	$3,924,318	$4,264,427
Visteon Corp. bank term loan FRN Ser. B1, 5 1/4s, 2013	3,705,000	4,026,101

Total senior loans (cost $8,171,125)		$8,290,528

U.S. TREASURY OBLIGATIONS (0.1%)(a)(i)
	Principal amount	Value

U.S. Treasury Bonds 6 5/8s, February 15, 2027	$133,000	$193,128
U.S. Treasury Notes 2 3/4s, February 15, 2019	92,000	95,779
U.S. Treasury Inflation Protected Securities 2 1/2s,
July 15, 2016	351,920	400,440
U.S. Treasury Inflation Protected Securities 2 3/8s,
April 15, 2011	168,048	171,948

Total U.S. treasury obligations (cost $861,295)		$861,295

MORTGAGE-BACKED SECURITIES (0.1%)(a)(i)
	Principal amount	Value

Fannie Mae Ser. 2010-45, Class PJ, 4.5s, 2037	$230,238	$247,674
Fannie Mae Ser. 2010-99, Class JU, 3s, 2040	891,335	922,400

Total mortgage-backed securities (cost $1,170,074)		$1,170,074

SHORT-TERM INVESTMENTS (4.2%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22% (d)	48,741,140	$48,741,140
Putnam Money Market Liquidity Fund 0.15% (e)	9,522,157	9,522,157
U.S. Treasury Bills with effective yields ranging from
of 0.23% to 0.39%, November 18, 2010	$227,000	226,890
U.S. Treasury Bills with effective yields ranging from
of 0.17% to 0.31%, March 10, 2011	221,000	220,821
U.S. Treasury Bills with an effective yield of 0.20%,
June 2, 2011	676,000	675,081
U.S. Treasury Bills with an effective yield of 0.24%,
July 28, 2011	210,000	209,597
U.S. Treasury Bills zero %, November 12, 2010 (i)	660,000	659,868
U.S. Treasury Bills zero %, November 18, 2010 (i)	568,000	567,886
U.S. Treasury Bills zero %, December 2, 2010 (i)	131,000	130,974
U.S. Treasury Bills zero %, January 20, 2011 (i)	324,000	323,838
SSgA Prime Money Market Fund 0.18% (i) (P)	910,000	910,000
SSgA Prime Money Market Fund 0.18% (i) (P)	1,480,000	1,480,000

Total short-term investments (cost $63,668,120)		$63,668,252

TOTAL INVESTMENTS

Total investments (cost $1,339,233,706)(b)		$1,540,256,910

FORWARD CURRENCY CONTRACTS at 9/30/10 (aggregate face value $611,166,209) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/20/10	$13,411,591	$12,570,622	$840,969
	British Pound	Buy	10/20/10	14,610,644	14,361,845	248,799
	Canadian Dollar	Sell	10/20/10	30,543,797	29,925,409	(618,388)
	Euro	Sell	10/20/10	4,586,180	4,303,960	(282,220)
	Norwegian Krone	Sell	10/20/10	2,624,320	2,499,814	(124,506)
	Swedish Krona	Buy	10/20/10	3,325,656	3,084,388	241,268
	Swiss Franc	Buy	10/20/10	19,022,407	18,451,959	570,448

Barclays Bank PLC
	British Pound	Buy	10/20/10	9,823,187	9,656,538	166,649
	Euro	Buy	10/20/10	4,547,445	4,265,976	281,469
	Hong Kong Dollar	Sell	10/20/10	34,625,916	34,579,643	(46,273)
	Japanese Yen	Sell	10/20/10	290,664	289,030	(1,634)
	Norwegian Krone	Sell	10/20/10	1,239,715	1,181,014	(58,701)
	Singapore Dollar	Buy	10/20/10	6,818,692	6,729,965	88,727
	Swedish Krona	Buy	10/20/10	877,702	813,602	64,100
	Swiss Franc	Buy	10/20/10	8,647,734	8,389,482	258,252

Citibank, N.A.
	Australian Dollar	Buy	10/20/10	5,060,120	4,742,014	318,106
	British Pound	Buy	10/20/10	12,994,816	12,775,849	218,967
	Danish Krone	Buy	10/20/10	10,589,699	9,955,746	633,953
	Euro	Buy	10/20/10	1,226,946	1,151,272	75,674
	Hong Kong Dollar	Sell	10/20/10	19,939,419	19,911,676	(27,743)
	Norwegian Krone	Sell	10/20/10	964,835	919,835	(45,000)
	Singapore Dollar	Sell	10/20/10	2,648,410	2,593,180	(55,230)
	Swedish Krona	Buy	10/20/10	9,615,352	8,924,899	690,453
	Swiss Franc	Buy	10/20/10	168,435	163,422	5,013

Credit Suisse AG
	Australian Dollar	Buy	10/20/10	8,436,686	7,905,481	531,205
	British Pound	Buy	10/20/10	10,792,401	10,609,309	183,092
	Canadian Dollar	Sell	10/20/10	14,392,530	14,041,489	(351,041)
	Euro	Sell	10/20/10	13,505,266	12,673,599	(831,667)
	Japanese Yen	Buy	10/20/10	9,681,230	9,587,703	93,527
	Norwegian Krone	Buy	10/20/10	1,421,325	1,355,287	66,038
	Swedish Krona	Buy	10/20/10	4,643,839	4,307,118	336,721
	Swiss Franc	Buy	10/20/10	6,873,822	6,667,886	205,936

Deutsche Bank AG
	Australian Dollar	Buy	10/20/10	20,076,805	18,812,695	1,264,110
	Euro	Buy	10/20/10	5,983,746	5,616,007	367,739
	Swedish Krona	Buy	10/20/10	2,757,680	2,559,025	198,655
	Swiss Franc	Sell	10/20/10	2,482,499	2,407,887	(74,612)

Goldman Sachs International
	Australian Dollar	Buy	10/20/10	13,554,034	12,700,201	853,833
	British Pound	Buy	10/20/10	2,970,809	2,920,901	49,908
	Euro	Sell	10/20/10	1,484,446	1,393,272	(91,174)
	Japanese Yen	Sell	10/20/10	700,150	692,593	(7,557)
	Norwegian Krone	Buy	10/20/10	1,197,264	1,140,665	56,599
	Swedish Krona	Buy	10/20/10	6,032,453	5,602,902	429,551

HSBC Bank USA, National Association
	Australian Dollar	Sell	10/20/10	2,154,795	2,020,215	(134,580)
	British Pound	Sell	10/20/10	4,904,051	4,944,005	39,954
	Euro	Buy	10/20/10	1,943,391	1,823,801	119,590
	Hong Kong Dollar	Sell	10/20/10	15,588,821	15,572,808	(16,013)
	Norwegian Krone	Sell	10/20/10	7,501,442	7,152,617	(348,825)
	Swiss Franc	Sell	10/20/10	2,238,152	2,171,163	(66,989)

JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	10/20/10	8,078,358	7,570,886	507,472
	British Pound	Buy	10/20/10	2,262,441	2,224,513	37,928
	Euro	Sell	10/20/10	11,780,778	11,055,176	(725,602)
	Hong Kong Dollar	Sell	10/20/10	26,202,745	26,167,971	(34,774)
	Japanese Yen	Buy	10/20/10	5,230,461	5,173,019	57,442
	Norwegian Krone	Buy	10/20/10	9,006,922	8,585,306	421,616
	Singapore Dollar	Buy	10/20/10	18,633,539	18,253,450	380,089
	Swedish Krona	Buy	10/20/10	3,259,878	3,024,318	235,560
	Swiss Franc	Buy	10/20/10	8,599,537	8,341,900	257,637

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/20/10	5,068,034	4,797,773	270,261
	British Pound	Buy	10/20/10	8,486,590	8,345,208	141,382
	Euro	Sell	10/20/10	11,243,818	10,547,168	(696,650)
	Israeli Shekel	Buy	10/20/10	4,464,249	4,306,981	157,268
	Japanese Yen	Buy	10/20/10	8,633,093	8,541,170	91,923
	Swedish Krona	Buy	10/20/10	5,929,770	5,499,490	430,280
	Swiss Franc	Sell	10/20/10	1,839,330	1,784,136	(55,194)

State Street Bank and Trust Co.
	Australian Dollar	Buy	10/20/10	14,022,187	13,139,298	882,889
	Canadian Dollar	Sell	10/20/10	17,498,842	17,064,911	(433,931)
	Euro	Sell	10/20/10	11,321,832	10,624,872	(696,960)
	Israeli Shekel	Buy	10/20/10	4,464,221	4,306,509	157,712
	Norwegian Krone	Sell	10/20/10	351,619	335,328	(16,291)
	Swedish Krona	Buy	10/20/10	4,869,185	4,516,796	352,389

UBS AG
	Australian Dollar	Buy	10/20/10	10,884,957	10,200,953	684,004
	British Pound	Buy	10/20/10	8,382,409	8,241,216	141,193
	Euro	Sell	10/20/10	433,850	407,127	(26,723)
	Israeli Shekel	Buy	10/20/10	4,464,221	4,298,407	165,814
	Norwegian Krone	Buy	10/20/10	346,296	330,083	16,213
	Swedish Krona	Buy	10/20/10	3,959,365	3,675,206	284,159
	Swiss Franc	Buy	10/20/10	5,286,278	5,127,397	158,881

Westpac Banking Corp.
	Australian Dollar	Buy	10/20/10	11,121,687	10,422,462	699,225
	British Pound	Buy	10/20/10	6,463,153	6,353,958	109,195
	Euro	Buy	10/20/10	5,471,883	5,136,363	335,520
	Japanese Yen	Sell	10/20/10	5,910,928	5,847,089	(63,839)

Total						$10,543,240

Key to holding's abbreviations

ADR	American Depository Receipts
FRN	Floating Rate Notes
OJSC	Open Joint Stock Company

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2010 through September 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $1,508,926,361.

(b) The aggregate identified cost on a tax basis is $1,360,333,035, resulting in gross unrealized appreciation and depreciation of $238,907,141 and $58,983,266, respectively, or net unrealized appreciation of $179,923,875.

(NON) Non-income-producing security.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $47,515,412. The fund received cash collateral of $48,741,140 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,910 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $106,692,352 and $110,712,829, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts.

(P) The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $331,593 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The rates shown on FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

The fund had the following industry concentration greater than 10% at the close of the reporting period (as a percentage of net assets):

Banking	13.8%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,924,591 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $406,863 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Australia	$25,606,532	$--	$ --

	Belgium	20,703,568	--	--

	Brazil	15,485,723	--	--

	Canada	63,774,200	--	--

	China	140,240,570	--	--

	Denmark	7,450,136	--	--

	France	186,243,306	--	--

	Germany	145,573,427	--	--

	Hong Kong	20,427,743	--	--

	Ireland	42,949,477	--	--

	Italy	34,732,616	--	--

	Japan	303,430,226	--	--

	Netherlands	23,726,234	--	--

	Norway	10,088,976	--	--

	Russia	23,110,681	--	--

	South Korea	10,033,088	--	--

	Spain	48,888,457	--	--

	Switzerland	76,995,696	--	--

	Taiwan	13,860,282	--	--

	United Kingdom	235,133,965	--	--

	United States	17,811,858	--	--

Total common stocks		1,466,266,761	--	--

Mortgage-backed securities		--	1,170,074	--

Senior loans		--	8,290,528	--

U.S. treasury obligations		--	861,295	--

Short-term investments		11,912,157	51,756,095	--

Totals by level		$1,478,178,918	$62,077,992	$--

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Forward currency contracts		$--	$10,543,240	$--

Totals by level		$--	$10,543,240	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$16,475,357	$5,932,117

Total	$16,475,357	$5,932,117

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam International Equity Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: November 24, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: November 24, 2010